INVESTMENTS - Homeinns and BTG (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) director shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Equity method investment disclosures
Equity in income/(loss) of affiliates	$ 86,689,209	¥ 601,883,179	¥ (135,780,312)	¥ 187,191,141
Equity in income, including exchange gain and equity share of net income				¥ 646,012,004
Homeinns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)		15.00%
Number of shares held | shares		14,400,765
Equity in income/(loss) of affiliates		¥ 1,369,000
Equity in income, including exchange gain and equity share of net income		¥ 1,409,000
BTG
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)		22.00%
Number of shares held | shares		104,901,899
Fair value of available-for-sale investment		¥ 2,500,000,000
Number of board seats appointed | director		1
Number Of Board Of Directors Seats | director		11